Borrowings - Schedule of Warrant Obligation Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Changes In Warrant Liability [Abstract]
Beginnings balances	$ 444
Change in fair value	(497)	$ 370	[1]	$ 0	[1]
Ending balances	1,412	444
Perceptive Credit Holdings Warrants
Changes In Warrant Liability [Abstract]
Beginnings balances	444	0
Issuance of warrants	474	656
Change in fair value	497	(370)
Foreign exchange gain (loss)	3	(158)
Ending balances	$ 1,412	$ 444		$ 0
Beginnings balances (in shares)	200,000	0
Issuance of warrants (in shares)		200,000
Ending balances (in shares)	400,000	200,000		0

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.